UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	3/31/2010



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

Mena Bielow-McAfee, Lawrenceville, NJ

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549


FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8
                               TITLE OF                VALUE       SHRS OR      PUT  INVESTMENT   OTHER       vOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP      (X$1000)     PRN AMT     CALL  DISCRETION   MANAGERS    SOLE  SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     464287234     8313.05     208556.26SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI EAFE                 A     464287465       99.92       1784.91SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI EMERGING MKTS        A     464287234     9145.17     217106.39SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES MSCI Ex-US                A     464288240      186.22       4466.77SH    N/A    SOLE        NO         Yes     NO   N/A
iSHARES S&P GLBL INDX             A     464287572        4.28         70.40SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES S&P MID VALUE             A     464287705    16005.64     224388.55SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       12.51        150.06SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR BARCLAYS TIPS          A     464287226        7.78         74.90SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR DJ US FINL             A     464287788        3.64         63.82SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR LEHMAN BD FD           A     464287226       48.03        460.92SH    N/A    SOLE        NO         YES     NO   N/A
iSHARES TR S&P SMALLCAP           A     464287804       23.21        390.36SH    N/A    SOLE        NO         YES     NO   N/A
PIMCO ENHANCED SHORT MAT          A     72201R833     1210.55      12076.00SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 1000 iSHARES              A     464287622      741.10      11468.63SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 1000 GROWTH iSHARES       A     464287614        3.77         72.66SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 2000 iSHARES              A     464287655      115.59       1704.75SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 2000 VALUE iSHARES        A     464287630        1.75         35.59SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL 3000 iSHARES              A     464287689    81497.14    1184379.34SH    N/A    SOLE        NO         YES     NO   N/A
RUSSELL MIDCAP VALUE iSHARES      A     464287473      319.09       7912.08SH    N/A    SOLE        NO         YES     NO   N/A
S&P 500 BARRA GROWTH iSHARES      A     464287309        5.44         90.83SH    N/A    SOLE        NO         YES     NO   N/A
S&P 500 iSHARES                   A     464287200      397.45       3387.19SH    N/A    SOLE        NO         YES     NO   N/A
SPDR TRUST UNIT SR                A     78462F103        8.39         71.67SH    N/A    SOLE        NO         YES     NO   N/A
VANGUARD IDX FDS GROWTH           A     922908736        0.35          6.21SH    N/A    SOLE        NO         YES     NO   N/A
VANGUARD IDX FDS VALUE            A     922908744        2.17         43.06SH    N/A    SOLE        NO         YES     NO   N/A
VANGUARD TOTAL BOND MKT           A     921937835       33.73        425.92SH    N/A    SOLE        NO         YES     NO   N/A
vANGUARD TOTAL STOCK MKT IDX      A     922908769     2779.26      46639.68SH    N/A    SOLE        NO         YES     NO   N/A

TOTALS                                             $120965.22    1925826.94SH
